Consolidated Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net Loss	$ (72,534)	$ (13,742)	$ (93,210)	$ (33,511)	$ (81,511)	$ (67,301)	$ (56,400)
Adjustments Required to Reconcile Net Loss to Net Cash Used in Operating Activities:
Depreciation and Amortization	673	1,022	1,325	1,533	2,661	1,674	660
Warrant liability fair value adjustment	845	0	845	0
Share-Based Compensation	49,887	652	51,662	1,585	3,196	2,171	1,377
Capital loss (gain)	0	0	0	(6)	(6)		325
Issuance of Preferred C-1 Shares to a customer					14,800
Foreign Exchange Loss	(244)	(659)	(56)	(215)	(572)	(729)	612
Increase In Prepaid Expenses and Other Assets	(5,283)	(1,505)	(5,748)	(734)	(1,296)	1,231	(2,557)
Decrease (Increase) In Trade Receivable	813	(1)	507	423	(1,485)	(1,060)	(59)
Decrease (Increase) In Inventories	(552)	(262)	(1,500)	554	(823)	(200)	(1,141)
Increase (Decrease) In Trade Payables	6,003	(1,065)	2,770	(2,460)	606	(2,255)	7,412
Increase (Decrease) In Accrued Expenses and Other Liabilities	298	(2,025)	870	(1,153)	(820)	(5,566)	7,426
Increase In Employees and Payroll Accruals	3,430	466	4,162	1,005	2,111	223	1,618
Increase (Decrease) In Advances from Customers and Deferred Revenues	186	(118)	1,537	(61)	1,198	2,587	1,348
Net Cash Used in Operating Activities	(16,478)	(17,237)	(36,836)	(33,040)	(61,941)	(69,225)	(39,379)
Cash Flows from Investing Activities:
Purchase Of Property and Equipment	(1,417)	(629)	(2,133)	(2,206)	(5,120)	(5,850)	(6,853)
Proceeds from sales of property and equipment					47		7
Investment In Bank Deposits, Net	(195,000)	35,023	(195,000)	34,742	34,720	(34,720)	47,002
Decrease (Increase) In Restricted Deposits	(1)	0	1	0	(56)
Net Cash Provided (Used) In Investing Activities	(196,418)	34,394	(197,132)	32,536	29,591	(40,570)	40,156
Cash Flows from Financing Activities:
Cash Received in connection with reverse merger (see note 1), net of issuance costs	122,728	0	122,728	0
Issuance of common stock in connection with PIPE offering, net of issuance costs	46,843	0	217,343	0
Proceeds from Issuance of convertible preferred shares, net of issuance expenses					8,934	161,233
Proceeds From Exercise of Options	448	114	468	178	284	73	10
Proceeds from loan						2,020	584
Repayment Of Loan	(76)	(81)	(134)	(121)	(277)	(204)
Net Cash Provided by Financing Activities	169,943	33	340,405	57	8,941	163,122	594
Effect Of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	297	641	20	207	748	900	(612)
Increase (Decrease) In Cash, Cash Equivalents and Restricted Cash	(42,656)	17,831	106,457	(240)	(22,661)	54,227	759
Cash, Cash Equivalents and Restricted Cash at Beginning of The Period	199,879	55,356	50,766	73,427	73,427	19,200	18,441
Cash, Cash Equivalents and Restricted Cash at End of The Period	157,223	73,187	157,223	73,187	50,766	73,427	19,200
Cash received during the period for:
Interest	(6)	(79)	(6)	(1)	553	1,279	493
Cash paid during the period for:
Interest	21	22	43	45	89	94	29
Income taxes	32	19	69	89
Income taxes					85	10	28
Non-cash transactions:
Investment in non-marketable equity securities in consideration for property and equipment	0	33	0	54	64	98
Reclassification from property and equipment. net to inventories					512
Conversion of preferred shares to ordinary shares	272,815	0	272,815	0
Deferred issuance costs	430		430
Issuance cost paid in Equity	76,879	0	76,879	0
Cash, cash equivalents and restricted cash at end of the year
Cash and Cash Equivalents	156,418	72,429	156,418	72,429	49,950	72,792	18,555
Short-term restricted deposits	8	8	8	8	8	8	8
Restricted deposits	797	750	797	750	808	627	637
Cash, Cash Equivalents and Restricted Cash at End of The Period	$ 157,223	$ 73,187	$ 157,223	$ 73,187	$ 50,766	$ 73,427	$ 19,200